8. OTHER PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2016
Payables and Accruals [Abstract]
NOTE 8. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following:

	June 30	December 31,
	2016	2015
	(unaudited)

CeraVest security deposits from borrowers	$36,352	$22,755
Temporary payables to Cerapay merchants	8,914	3,042
Funds due to CeraVest borrowers	15,572	—
Purchasing funds from CeraVest loan investors	2,943	—
Payables related to properties	617	747
Rental deposits	1,760	2,032
Accrued expenses	3,516	2,646
Business and other tax payables	1,291	940
Salary payable	1,915	1,584
Interest payable for bank borrowings	227	253
Other current liabilities	—	1,807
Total	$73,107	$35,806

CeraVest security deposits from borrowers represent security deposits received from CeraVest borrowers upon the funding of their respective loans; Temporary payables to CeraPay merchants represent monetary credits CeraPay merchant members that are yet to be claimed from the Company; Funds due to CeraVest borrowers represent the approved borrowing requests not yet released to the borrowers; and purchasing funds from CeraVest loan investors represent the unspent CeraVest purchasing funds deposited by the loan investors, with its counterpart recorded under restricted cash.